Performance Management - Tuttle Capital AI Bottleneck ETF	Oct. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund has been in operation for one full calendar year. You may request a copy of the Fund’s annual and semi-annual reports and financial statements, once available, at no charge by calling the Fund at 1-800-773-3863. Updated performance information will be available on the Fund’s website at https://www.DLAYetf.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	https://www.DLAYetf.com
Performance Availability Phone [Text]	1-800-773-3863